Income Taxes	12 Months Ended
Aug. 31, 2015
Notes to Financial Statements
Note 7. Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets at August 31, 2015 and 2014 are as follows:

	2015	2014
Deferred tax assets:
Net operating loss carryforwards	$4,817,277	$4,421,974
Capitalized research and development	1,157,431	993,062
Depreciation	(5,615)	(2,625)
Stock based compensation	1,425,291	1,276,788
Research and development credit carry forward	310,797	256,417
Total deferred tax assets	7,705,181	6,945,616
Less: valuation allowance	(7,705,181)	(6,945,616)
Net deferred tax asset	$-	$-

The net increase in the valuation allowance for deferred tax assets was $759,565 and $1,372,511 for the years ended August 31, 2015 and 2014, respectively. The Company evaluates its valuation allowance requirements on an annual basis based on projected future operations. When circumstances change and this causes a change in management's judgment about the realizability of deferred tax assets, the impact of the change on the valuation allowance is reflected in current operations.

For federal income tax purposes, the Company has net U.S. operating loss carry forwards at August 31, 2015 available to offset future federal taxable income, if any, of $14,168,462, which will fully expire by the fiscal year ended August 31, 2035. Accordingly, there is no current tax expense for the years ended August 31, 2015 and 2014. In addition, the Company has research and development tax credit carry forwards of $310,797 at August 31, 2015, which are available to offset federal income taxes and begin to expire during the fiscal year ending August 31, 2027.

The utilization of the tax net operating loss carry forwards may be limited due to ownership changes that have occurred as a result of sales of common stock.

The effects of state income taxes were insignificant for the years ended August 31, 2015 and 2014.

The following is a reconciliation between expected income tax benefit and actual, using the applicable statutory income tax rate of 34% for the years ended August 31, 2015 and 2014:

	2015	2014
Income tax benefit at statutory rate	$2,751,533	$1,323,410
Permanent differences	(2,046,348)	(601)
Research and development credit	54,380	49,702
Change in valuation allowance	(759,565)	(1,372,511)
	$-	$-

The fiscal years 2013 through 2015 remain open to examination by federal authorities and other jurisdictions in which the Company operates.